Earnings Per Share - Schedule of Loss Per share (Parenthetical) (Detail) - shares	Mar. 31, 2017	Oct. 12, 2016	Mar. 31, 2016	Mar. 31, 2015
Earnings Per Share [Abstract]
Equity shares	25,915,956	1,758,080	1,758,080	1,758,080